DEBT TO RELATED PARTIES	12 Months Ended
Dec. 31, 2020
Convertible Notes Payable [Abstract]
DEBT TO RELATED PARTIES
NOTE 13 – DEBT TO RELATED PARTIES

Convertible Notes Payable to a Related Party

The Company has an agreement with an entity related to its main shareholder, to provide it with up to $37,000 in revolving loans through June 30, 2020. The term of the arrangement can be automatically extended for four additional six-month periods at the option of the holder. Loans received under the arrangement bear interest, which is compounded semi-annually and payable at maturity, at the interest rate of LIBOR plus 7% for U.S. dollar-denominated loans and the Company’s European commercial bank interest base rate plus 3% for Euro-denominated loans. The arrangement is secured by a 26% interest in one of the Company's European subsidiaries. In connection with the arrangement, the holder was granted an option to convert the outstanding principal notes payable under the arrangement into the Company's common stock at a price of $1.50 per share and the unpaid accrued interest at a price of $0.75 per share.

In January 2019, the entity related to the main shareholder converted $2,889 accrued interest into 3,852,364 shares at a price of $0.75 per share.

In May 2019, the Company granted this entity, the option to convert up to $2,000 of the loan into the Company’s shares at a price of $0.40 per share, and all other conversion rights for the balance of the debt except $2,611, which is convertible at a price of $0.75 per share, would eliminate. In December 2019, this entity converted the $2,611 accrued interest into 3,480,968 shares at a price of $0.75 per share. In October 2020, the entity converted $800 into 2,000,000 shares.

In June 2019, the Board of Directors approved a one-time compensation of $8,139 to this entity for exchange rate and related losses suffered in connection with its convertible notes to the Company during the years. Compensation was approved subject to closing of investment transaction in the Company’s subsidiary, AU10TIX Technologies B.V. (“AU10TIX”, formerly ABC Technologies B.V.), which happened in July 2019 (see note 15). As a result, the Company recorded $8,139 in connection with this payment which is included in other expenses in the consolidated statement of operation and comprehensive income (loss).

In July 2019, the Company repaid $30,000 of the convertible notes.

In October 2020, the loan was extended until January 2022, the loan amount was reduced to $3,000 and the pledge of 26% interest in one of the Company's European subsidiaries was terminated.

The Company’s weighted average interest during the years ended December 31, 2020, 2019 and 2018 is 7.60%, 8.30% and 7.70%, respectively.

As of December 31, 2020 and 2019, convertible notes payable to this related party consist of $1,200 and $2,000, respectively.

Note Payable to Related Party

As of December 31, 2020 and 2019, notes payable to this related party consist of $0 and $1,538, respectively.

Total interest expense related to these notes is $171, $1,218 and $2,687 for the years ended December 31, 2020, 2019 and 2018, respectively.